UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Automobiles — 0.1%
General Motors Co. (a)		10,250	$350,550

Building Products — 0.1%
Masonite Worldwide Holdings (a)		5,953	220,261
Nortek, Inc. (a)		2,020	82,820

			303,081

Capital Markets — 0.2%
E*Trade Financial Corp. (a)		26,900	396,775

Chemicals — 0.0%
Wellman Holdings, Inc. (a)		1,425	71

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)		18,513	1,352,930

Containers & Packaging — 0.0%
Smurfit Kappa Plc (a)		3,634	32,029

Diversified Financial Services — 0.2%
Bank of America Corp.		53,000	580,350

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		67,974	1,359

Food Products — 0.1%
Zhongpin, Inc. (a)		6,550	125,171

Household Durables — 0.1%
Beazer Homes USA, Inc. (a)		65,388	272,014

Machinery — 0.0%
Accuride Corp. (a)		2,106	24,433

Media — 0.2%
Charter Communications, Inc. (a)		15,186	509,035

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		36,744	90,200
Ainsworth Lumber Co. Ltd. (a)(b)		41,686	102,332
Western Forest Products, Inc. (a)		147,968	73,512
Western Forest Products, Inc. (a)(b)		41,528	20,631

			286,675

Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		9,700	445,424

Semiconductors & Semiconductor Equipment — 0.4%
Spansion, Inc., Class A (a)		42,792	845,998

Common Stocks	Shares		Value

Semiconductors & Semiconductor Equipment (concluded)
SunPower Corp., Class B (a)		352	$4,039

			850,037

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)		468	234
HMH Holdings/EduMedia (a)		84,323	421,613

			421,847

Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)		76,542	333,723

Total Common Stocks – 2.6%			6,285,504

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	230	233,450
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		500	558,125

			791,575

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		682	682,259
Series 2, 12.38%, 10/08/15		689	688,629

			1,370,888

Airlines — 3.0%
Air Canada, 9.25%, 8/01/15 (b)		970	1,013,650
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		390	408,525
American Airlines, Inc., 10.50%, 10/15/12		870	950,475
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		540	555,525
Series 1997-4-B, 6.90%, 7/02/18		503	499,462
Series 2001-1-C, 7.03%, 12/15/12		224	226,865
Series 2010-1-B, 6.00%, 7/12/20 (c)		400	404,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		926	1,007,550

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETN	Exchange Traded Note
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MTN	Medium Term Note
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Airlines (concluded)
United Air Lines, Inc., 12.75%, 7/15/12	USD	1,981	$2,223,550

			7,289,602

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		220	238,150
11.25%, 11/01/15 (d)		164	177,940
Delphi International Holdings Unsecured, 12.00%, 10/06/14		41	42,097
Icahn Enterprises LP, 8.00%, 1/15/18		2,995	2,972,538

			3,430,725

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		245	262,150
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	225	298,631

			560,781

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	525	529,974

Building Products — 3.0%
Associated Materials LLC, 9.13%, 11/01/17 (b)		450	459,000
Building Materials Corp. of America (b):
6.88%, 8/15/18		490	480,200
7.00%, 2/15/20		570	587,100
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		1,175	1,169,125
Nortek, Inc.:
11.00%, 12/01/13		2,029	2,135,498
10.00%, 12/01/18 (b)		970	970,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,420	1,505,200

			7,306,123

Capital Markets — 0.6%
American Capital Ltd., 8.96%, 12/31/13		470	488,358
E*Trade Financial Corp., 3.43%, 8/31/19 (b)(e)(f)		226	322,333
KKR Group Finance Co., 6.38%, 9/29/20 (b)		600	609,998

			1,420,689

Chemicals — 3.7%
American Pacific Corp., 9.00%, 2/01/15		800	801,000
CF Industries, Inc.:
6.88%, 5/01/18		405	444,488
7.13%, 5/01/20		715	799,906
Chemtura Corp., 7.88%, 9/01/18 (b)		490	518,175
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		155	164,300
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		690	710,700
9.00%, 11/15/20 (b)		340	337,450
Huntsman International LLC (b): 6.88%, 11/15/13	EUR	260	340,866

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
Huntsman International LLC (b): (concluded) 8.63%, 3/15/21	USD	460	$487,600
Ineos Finance Plc, 9.00%, 5/15/15 (b)		385	398,475
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,180	1,236,050
OXEA Finance/Cy SCA, 9.63%, 7/15/17 (b)	EUR	385	544,724
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)	USD	255	253,725
PolyOne Corp., 7.38%, 9/15/20		200	204,500
Rhodia SA, 6.88%, 9/15/20 (b)		720	734,400
TPC Group LLC, 8.25%, 10/01/17 (b)		310	318,525
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19 (b)		790	687,300
(Third Lien), 5.00%, 1/29/19 (d)		259	101,015

			9,083,199

Commercial Banks — 2.9%
CIT Group, Inc.:
7.00%, 5/01/16		1,815	1,783,237
7.00%, 5/01/17		5,410	5,274,750

			7,057,987

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15		695	773,187
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		280	283,500
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		210	214,988
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		555	613,275
West Corp. (b):
8.63%, 10/01/18		900	936,000
7.88%, 1/15/19		360	355,500

			3,176,450

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		340	363,375

Consumer Finance — 0.8%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		640	668,800
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (g)		195	195,000
7.80%, 6/01/12		200	212,024
6.63%, 8/15/17		770	793,655

			1,869,479

Containers & Packaging — 2.5%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	435	556,179
Ball Corp., 6.75%, 9/15/20	USD	475	505,875
Berry Plastics Corp.:
8.25%, 11/15/15		125	130,000
9.75%, 1/15/21 (b)		645	617,587

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Containers & Packaging (concluded)
Graham Packaging Co. LP, 8.25%, 10/01/18	USD	230	$233,450
Graphic Packaging International, Inc.:
9.50%, 6/15/17		810	878,850
7.88%, 10/01/18		365	378,688
Impress Holdings BV, 3.41%, 9/15/13 (b)(g)		390	387,075
OI European Group BV, 6.88%, 3/31/17	EUR	152	201,742
Pregis Corp., 12.38%, 10/15/13	USD	1,130	1,124,350
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	465	609,626
7.75%, 11/15/19		440	586,846

			6,210,268

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	2,800	2,880,500

Diversified Financial Services — 5.6%
Ally Financial Inc.:
7.50%, 12/31/13		350	368,375
2.50%, 12/01/14 (g)		371	332,058
8.30%, 2/12/15		1,970	2,073,425
6.25%, 12/01/17 (b)		710	681,600
8.00%, 3/15/20 (b)		1,670	1,720,100
7.50%, 9/15/20 (b)		1,810	1,773,800
8.00%, 11/01/31		290	296,204
8.00%, 11/01/31		560	579,600
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		410	427,425
FCE Bank Plc, 7.13%, 1/15/13	EUR	550	733,557
Leucadia National Corp., 8.13%, 9/15/15	USD	1,120	1,215,200
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,195	1,245,787
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	350	467,945
7.13%, 4/15/19	USD	540	549,450
9.00%, 4/15/19		1,340	1,363,450

			13,827,976

Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	980,000
Frontier Communications Corp.:
8.25%, 4/15/17		440	484,000
8.50%, 4/15/20		325	357,500
GCI, Inc., 8.63%, 11/15/19		1,100	1,196,250
ITC Deltacom, Inc., 10.50%, 4/01/16		320	343,200
Level 3 Communications, Inc., 6.50%, 10/01/16 (e)		120	130,950
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		200	213,000
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,890	1,908,900
8.00%, 10/01/15		500	531,250
Series B, 7.50%, 2/15/14		1,385	1,398,850
Qwest Corp., 7.63%, 6/15/15		500	576,250

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
Windstream Corp.:
8.13%, 8/01/13	USD	400	$437,000
7.88%, 11/01/17		600	630,000

			9,187,150

Electronic Equipment, Instruments & Components — 0.2%
NXP BV, 3.05%, 10/15/13 (g)		400	378,000

Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		225	223,875
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		910	932,750
7.75%, 5/15/17		235	246,750
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		405	405,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		575	570,688
Global Geophysical Services, Inc., 10.50%, 5/01/17		235	232,650
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		625	693,750
Precision Drilling Corp., 6.63%, 11/15/20 (b)		345	348,450
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		500	532,500

			4,186,413

Food & Staples Retailing — 0.8%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		520	509,600
Rite Aid Corp.:
9.75%, 6/12/16		380	408,025
7.50%, 3/01/17		580	546,650
8.00%, 8/15/20 (b)		480	494,400

			1,958,675

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		200	207,250
Reddy Ice Corp., 11.25%, 3/15/15 (b)		410	414,100
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		110	124,300
TreeHouse Foods, Inc., 7.75%, 3/01/18		150	162,750

			908,400

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14		2,255	2,457,950
Hologic, Inc., 2.00%, 12/15/37 (e)(h)		1,295	1,201,113

			3,659,063

Health Care Providers & Services — 5.0%
American Renal Holdings, 8.38%, 5/15/18 (b)		260	269,100
DaVita, Inc., 6.38%, 11/01/18		360	356,850

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)	USD	655	$718,044
HCA, Inc.:
9.13%, 11/15/14		1,645	1,714,912
8.50%, 4/15/19		935	1,019,150
7.25%, 9/15/20		2,145	2,249,569
inVentiv Health Inc., 10.00%, 8/15/18 (b)		600	589,500
Omnicare, Inc.:
6.13%, 6/01/13		235	233,238
7.75%, 6/01/20		580	594,500
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,717	1,841,482
10.00%, 5/01/18		622	695,085
8.88%, 7/01/19		2,010	2,140,650

			12,422,080

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,235	2,603,775
MedAssets, Inc., 8.00%, 11/15/18 (b)		150	151,125

			2,754,900

Hotels, Restaurants & Leisure — 3.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		1,100	1,122,000
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		475	477,969
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	388	513,161
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17	USD	615	670,350
10.00%, 12/15/18		1,825	1,542,125
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(i)		1,425	575,344
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		385	317,625
MGM Mirage, 13.00%, 11/15/13		90	105,750
MGM Resorts International:
10.38%, 5/15/14		235	260,850
11.13%, 11/15/17		780	881,400
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		205	196,287
Travelport LLC:
4.92%, 9/01/14 (g)		145	131,225
9.88%, 9/01/14		190	188,100
9.00%, 3/01/16 (b)		110	109,175
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		315	756
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		805	342,125

			7,434,242

Household Durables — 3.6%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		295	284,675
12.00%, 10/15/17		1,425	1,631,625
9.13%, 6/15/18		1,620	1,555,200

Corporate Bonds	Par (000)		Value

Household Durables (concluded)
Jarden Corp., 7.50%, 1/15/20	EUR	285	$380,116
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	USD	1,620	1,638,225
Ryland Group Inc., 6.63%, 5/01/20		625	603,125
Standard Pacific Corp.:
9.25%, 4/15/12		125	135,000
6.25%, 4/01/14		485	504,400
7.00%, 8/15/15		325	334,750
10.75%, 9/15/16		1,285	1,464,900
8.38%, 5/15/18		420	432,600

			8,964,616

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)		230	229,425

IT Services — 1.3%
First Data Corp.:
9.88%, 9/24/15		105	89,250
10.55%, 9/24/15 (d)		1,045	882,662
8.88%, 8/15/20 (b)		1,175	1,222,000
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		440	435,600
7.63%, 11/15/20		550	550,000

			3,179,512

Independent Power Producers & Energy Traders — 2.8%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,190	1,252,475
Calpine Corp., 7.50%, 2/15/21 (b)		435	427,387
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		3,115	3,187,125
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		161	165,130
NRG Energy, Inc.:
7.25%, 2/01/14		1,215	1,239,300
7.38%, 2/01/16		635	638,175

			6,909,592

Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		2,190	2,337,825
13.50%, 12/01/15 (d)		3,759	4,078,246

			6,416,071

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,652,000
USI Holdings Corp., 4.16%, 11/15/14 (b)(g)		630	538,650

			2,190,650

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		540	542,700

Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14		900	811,125
Navistar International Corp.:
3.00%, 10/15/14 (e)		1,680	2,072,700
8.25%, 11/01/21		840	900,900

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery (concluded)
Oshkosh Corp., 8.25%, 3/01/17	USD	130	$139,750
Titan International, Inc. (b):
5.63%, 1/15/17 (e)		220	394,900
7.88%, 10/01/17		370	384,800

			4,704,175

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		1,985	1,808,831

Media — 10.9%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		80	73,800
CCH II LLC, 13.50%, 11/30/16		502	590,906
CCO Holdings LLC (b):
7.88%, 4/30/18		430	445,050
8.13%, 4/30/20		430	451,500
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)(g)		150	3,000
CSC Holdings, Inc., 8.50%, 4/15/14		370	405,613
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		555	591,075
Checkout Holding Corp., 10.99%, 11/15/15 (b)(f)		805	487,025
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		779	825,740
Series B, 9.25%, 12/15/17		3,945	4,211,287
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		605	605,266
Loan Close 3, 12.00%, 8/15/18		700	700,000
Shares Loan, 4.00%, 8/15/18		714	713,688
DISH DBS Corp., 7.00%, 10/01/13		90	95,850
Gray Television, Inc., 10.50%, 6/29/15		420	420,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		330	267,300
9.50%, 5/15/15		390	360,750
Intelsat Corp., 9.25%, 6/15/16		1,350	1,420,875
Interactive Data Corp., 10.25%, 8/01/18 (b)		945	1,020,600
Liberty Global, Inc., 4.50%, 11/15/16 (e)		370	547,600
Liberty Media Corp., 3.13%, 3/30/23 (e)		1,023	1,125,300
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		975	984,750
The McClatchy Co., 11.50%, 2/15/17		340	356,150
Nielsen Finance LLC:
11.63%, 2/01/14		70	79,800
7.75%, 10/15/18 (b)		2,085	2,121,487
ProQuest LLC, 9.00%, 10/15/18 (b)		460	473,800
ProtoStar I Ltd., 18.00%, 10/15/12 (b)		812	8,118
Rainbow National Services LLC (b):
8.75%, 9/01/12		410	411,538
10.38%, 9/01/14		1,496	1,553,970
Regal Entertainment Group, 9.13%, 8/15/18		305	321,775

Corporate Bonds	Par (000)		Value

Media (concluded)
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	585	$585,000
UPC Germany GmbH (b):
8.13%, 12/01/17	EUR	407	546,794
8.13%, 12/01/17	USD	640	665,600
9.63%, 12/01/19	EUR	530	729,241
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	500	537,500
Unitymedia GmbH, 9.63%, 12/01/19	EUR	158	217,396
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	425	434,562
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	343	443,003
Ziggo Finance BV, 6.13%, 11/15/17 (b)		735	930,211

			26,762,920

Metals & Mining — 3.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	USD	800	844,000
7.38%, 2/15/16		215	219,300
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)		1,460	1,478,250
Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,887,008
Goldcorp, Inc., 2.00%, 8/01/14 (e)		550	667,562
New World Resources NV:
7.38%, 5/15/15	EUR	245	314,045
7.88%, 5/01/18		382	498,382
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	395	549,050
Novelis, Inc., 11.50%, 2/15/15		405	498,150
Ryerson, Inc.:
7.66%, 11/01/14 (g)		380	354,350
12.00%, 11/01/15		245	251,431
Steel Dynamics, Inc., 7.38%, 11/01/12		200	213,000
United States Steel Corp., 7.38%, 4/01/20		210	209,738
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		600	636,000

			8,620,266

Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (d)		4,007	4,648,120

Oil, Gas & Consumable Fuels — 8.6%
Arch Coal, Inc., 7.25%, 10/01/20		790	865,050
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		450	589,500
10.75%, 2/01/18		90	109,688
Berry Petroleum Co., 8.25%, 11/01/16		470	487,625
Bill Barrett Corp., 9.88%, 7/15/16		40	43,600
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		210	208,950
Chesapeake Energy Corp: 6.63%, 8/15/20		1,710	1,722,825

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp: (concluded) 2.25%, 12/15/38 (e)	USD	775	$583,187
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		270	287,550
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		165	177,375
10.25%, 12/15/15		1,075	1,058,875
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,825	1,975,562
Continental Resources Inc., 7.13%, 4/01/21 (b)		340	357,000
Crosstex Energy LP, 8.88%, 2/15/18		165	172,013
Denbury Resources, Inc., 8.25%, 2/15/20		652	710,680
Energy Transfer Equity LP, 7.50%, 10/15/20		620	641,700
Harvest Operations Corp., 6.88%, 10/01/17 (b)		95	98,088
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		710	727,750
Linn Energy LLC (b):
8.63%, 4/15/20		1,005	1,065,300
7.75%, 2/01/21		545	553,175
MarkWest Energy Partners LP, 6.75%, 11/01/20		240	239,400
Massey Energy Co., 6.88%, 12/15/13		865	871,487
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		1,730	1,816,500
OPTI Canada, Inc. (b):
9.00%, 12/15/12		1,615	1,606,925
9.75%, 8/15/13		900	895,500
Patriot Coal Corp., 8.25%, 4/30/18		210	210,000
Peabody Energy Corp., 6.50%, 9/15/20		1,000	1,080,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		350	394,625
7.88%, 6/01/15		450	463,500
Range Resources Corp., 8.00%, 5/15/19		400	436,000
Teekay Corp., 8.50%, 1/15/20		610	664,900

			21,114,330

Paper & Forest Products — 2.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		337	301,334
Boise Paper Holdings LLC:
9.00%, 11/01/17		310	341,775
8.00%, 4/01/20		140	151,550
Clearwater Paper Corp.:
10.63%, 6/15/16		370	424,575
7.13%, 11/01/18 (b)		535	544,362
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,525	1,685,125
NewPage Corp., 11.38%, 12/31/14		2,930	2,651,650
PH Glatfelter Co., 7.13%, 5/01/16		190	196,175

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Verso Paper Holdings LLC, 11.50%, 7/01/14	USD	785	$851,725

			7,148,271

Pharmaceuticals — 0.8%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (g)		845	690,788
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	580	496,891
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	350	345,625
7.00%, 10/01/20		445	433,875

			1,967,179

Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		850	858,500

Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc., 5.65%, 9/15/11		1,500	1,462,500
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		495	493,763
The Rouse Co. LP, 6.75%, 11/09/15		480	492,000

			2,448,263

Real Estate Management & Development — 0.6%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)		310	310,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,325	1,235,563

			1,545,563

Road & Rail — 1.5%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		475	497,563
8.25%, 1/15/19 (b)		525	513,187
The Hertz Corp., 7.50%, 10/15/18 (b)		960	969,600
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	660	908,111
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	750	766,875

			3,655,336

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		265	271,625
Linear Technology Corp., Series A, 3.00%, 5/01/27 (e)		405	419,175
Spansion LLC, 7.88%, 11/15/17 (b)		260	264,875

			955,675

Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		305	308,050
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(h)		985	900,044

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Specialty Retail (concluded)
Hillman Group, Inc., 10.88%, 6/01/18 (b)	USD	490	$539,000
Ltd. Brands, Inc., 8.50%, 6/15/19		745	858,612
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		270	262,575
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)		470	473,525
Rent-A-Center Inc., 6.63%, 11/15/20 (b)		220	216,700
Sonic Automotive, Inc., 9.00%, 3/15/18		345	356,213
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		390	407,062
United Auto Group, Inc., 7.75%, 12/15/16		950	933,375

			5,255,156

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		300	306,750

Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,195	1,260,725
7.75%, 5/15/16		336	343,560
Digicel Group Ltd. (b):
8.88%, 1/15/15		635	641,350
9.13%, 1/15/15 (d)		1,711	1,727,738
8.25%, 9/01/17		850	892,500
10.50%, 4/15/18		500	550,000
FiberTower Corp., 9.00%, 1/01/16 (d)		293	252,804
iPCS, Inc., 2.41%, 5/01/13 (g)		760	725,800
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		600	598,500
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		480	497,400
6.63%, 11/15/20		700	666,750
NII Holdings, Inc., 3.13%, 6/15/12 (e)		340	330,225
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,110	1,108,613
Series F, 5.95%, 3/15/14		100	96,500
Sprint Capital Corp., 6.88%, 11/15/28		1,360	1,156,000

			10,848,465

Total Corporate Bonds – 97.9%			241,138,880

Floating Rate Loan Interests (g)

Building Products — 1.4%
CPG International I, Inc., Term Loan, 7.25%, 2/28/11		2,932	2,932,161
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17		500	511,375

			3,443,536

Floating Rate Loan Interests (g)	Par (000)		Value

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14	USD	376	$278,804

Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.73%, 7/30/14		405	384,767

Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		1,750	1,750,000

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		488	477,750
Tranche A Term Loan, 8.50%, 2/22/15		423	414,638
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		898	902,239

			1,794,627

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12		3,121	2,894,779

IT Services — 0.4%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		47	42,022
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		378	340,534
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		741	668,191

			1,050,747

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% - 3.79%, 10/10/14		205	158,047
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14		296	228,271
Initial Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14		2,552	1,963,714

			2,350,032

Media — 1.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,466	1,469,915
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		895	826,520
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,375	1,457,500

			3,753,935

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)			Value

Multiline Retail — 0.6%
Hema Holding BV, Mezzanine, 9.35%, 1/29/17	EUR	1,056		$1,326,526
The Neiman Marcus Group, Inc., Term Loan B, 4.29%, 4/06/16	USD	224		219,597

				1,546,123

Oil, Gas & Consumable Fuels — 1.6%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		2,251		2,296,020
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,216		1,551,277

				3,847,297

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13		1,261		1,008,633

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan, (Second Lien), 1.75%, 6/28/11		225		215,312

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		988		907,501
Synthetic Letter of Credit, 0.11%, 10/10/13		143		131,759
Term Loan (Second Lien), 13.50%, 10/15/17		925		1,002,469

				2,041,729

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.01% - 3.04%, 5/29/14		132		115,495
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13		331		318,941

				434,436

Total Floating Rate Loan Interests – 10.9%				26,794,757

Investment Companies	Shares

iPATH S&P 500 VIX Mid-Term Futures ETN (a)		4,550		339,248

Total Investment Companies – 0.1%				339,248

Other Interests (j)	Beneficial Interest (000)

Auto Components — 2.4%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	—	(k)	5,999,766

Media — 0.0%
Adelphia Escrow		700		70

Other Interests (j)	Beneficial Interest (000)			Value

Media (concluded)
Adelphia Recovery Trust	USD	878		$3,512

				3,582

Total Other Interests – 2.4%				6,003,348

Preferred Securities

Capital Trusts	Par (000)

Commercial Banks — 0.1%
Royal Bank of Scotland Group Plc, Series MTN, 7.64% (a)(i)(l)		300		198,000

Total Capital Trusts – 0.1%				198,000

Preferred Stocks		Shares

Automobiles — 1.1%
General Motors Co., 4.75% (a)		50,850		2,578,095

Household Durables — 0.0%
Beazer Homes USA, Inc., 7.50% (e)		5,000		112,750

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (a)(b)		34,982		—

Total Preferred Stocks – 1.1%				2,690,845

Total Preferred Securities – 1.2%				2,888,845

Warrants (m)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		29,930		1

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)		39,975		—
New Vision Holdings LLC (Expires 9/30/14)		14,965		150

				150

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)		1		—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		312		3

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Warrants (m)	Shares	Value

Software (condluded)
HMH Holdings/EduMedia (Expires 3/09/17)	9,997	$—

		3

Total Warrants – 0.0%		154

Total Long-Term Investments (Cost – $280,271,992) – 115.1%		283,450,736

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (n)(o)	1,357,268	1,357,268

Total Short-Term Securities (Cost – $1,357,268) – 0.5%		1,357,268

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	17	—

Total Options Purchased (Cost – $16,622) – 0.0%		—

Total Investments (Cost – $281,645,882*) – 115.6%		284,808,004
Liabilities in Excess of Other Assets – (15.6)%		(38,482,609)

Net Assets – 100.0%		$246,325,395

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$282,832,521

Gross unrealized appreciation	$17,467,872
Gross unrealized depreciation	(15,492,389)

Net unrealized appreciation	$1,975,483

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co., Inc.	$404,000	$4,000

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	4,931,674	(3,574,406)	1,357,268	$3,552

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation

USD	188,492	CAD	190,000	Citibank NA	1/19/11	$3,597
USD	969,110	EUR	699,000	Deutsche Bank AG	1/19/11	61,939
USD	15,937,139	EUR	11,640,000	Deutsche Bank AG	1/28/11	831,176
USD	507,505	GBP	319,500	Citibank NA	1/19/11	10,708

Total						$907,420

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

143	S&P 500 Index	Chicago Mercantile	December 2010	$8,455,620	$21,480

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	$750	$(31,642)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	$750	(32,957)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	$475	6,474
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	$925	108,560
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	$500	(108,239)
Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$1,200	(36,918)
Republic of Hungary	1.00%	Deutsche Bank AG	December 2015	$280	5,828
iStar Financial, Inc.	5.00%	Deutsche Bank AG	December 2016	$250	(27,594)

Total					$(116,488)

•	Credit default swaps on single-name issuers – sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	September 2011	CCC-	$250	$22,387
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	September 2012	CCC	$475	(43,855)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$60	(6,561)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$155	(22,091)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B+	$550	23,000
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	$100	2,603
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$150	(8,358)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$100	1,757
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$200	624
Levi Strauss & Co.	5.00%	Citibank NA	June 2015	B+	$360	12,697
Levi Strauss & Co.	5.00%	Goldman Sachs International	September 2015	B+	$500	17,856
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	September 2015	C	$125	1,336
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	December 2015	A+	$60	2,016
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$315	(2,612)
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$315	634
M.D.C. Holdings, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	December 2015	BBB-	$500	556

Total						$1,989

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments:
Common Stocks	$5,729,225	$134,595	$421,684	$6,285,504
Corporate Bonds	—	236,907,508	4,231,372	241,138,880
Floating Rate Loan Interests	—	14,928,147	11,866,610	26,794,757
Investment Companies	339,248	—	—	339,248
Other Interests	—	5,999,766	3,582	6,003,348
Capital Trusts		198,000	—	198,000
Preferred Stocks	2,690,845	—	—	2,690,845
Warrants	—	—	154	154
Short-Term Securities	1,357,268	—	—	1,357,268
Liabilities:
Unfunded Loan Commitments	—	—	(7,728)	(7,728)

Total	$10,116,586	$258,168,016	$16,515,674	$284,800,276

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$206,328	—	$206,328
Equity contracts	$21,480	—	—	21,480
Foreign currency exchange contracts	—	907,420	—	907,420
Liabilities:
Credit contracts	—	(320,827)	—	(320,827)

Total	$21,480	$792,921	—	$814,401

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:

Balance as of February 28, 2010	$75,096	$3,961,360	$19,218,811	$4,212,670	$150	$(51,643)	$27,416,444
Accrued discounts/ premiums	—	13,907	154,716	—	—	—	168,623
Net realized gain (loss)	—	5,192	381,473	311,075	22,463	—	720,203
Net change in unrealized appreciation/ depreciation[2]	7,795	(901,408)	388,069	1,769,728	—	43,915	1,308,099
Purchases	—	34,239	255,767	319,000	—	—	609,006
Sales	—	(1)	(7,714,640)	(609,125)	(22,463)	—	(8,346,229)
Transfers in3	421,613	1,370,887	3,403,720	—	4	—	5,196,224
Transfers out[3]	(82,820)	(252,804)	(4,221,306)	(5,999,766)	—	—	(10,556,696)

Balance, as of November 30, 2010	$421,684	$4,231,372	$11,866,610	$3,582	$154	$(7,728)	$16,515,674

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(626,147).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 26, 2011